Note 6 - Commitments and Contingencies	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
6.	Commitments and Contingencies

As of
March 31, 2020
a subsidiary of the Company, Alterwall Business Inc., owner of M/V “Ninos”, is involved in a dispute with a fuel oil supplier who claimed a maritime lien against the vessel after the company which had time-chartered the vessel from the Company went bankrupt in
October 2009
and failed to pay certain invoices. The vessel was arrested in Karachi in
November 2009
and released after a bank guarantee for an amount of
$0.53
million was provided on behalf of the Company, for which the bank has restricted an equal amount of the Company's cash which is presented within “Restricted Cash” under “Long-term assets” in the unaudited condensed consolidated balance sheets. The legal proceedings are ongoing. Although the Company believes it will be successful in its claim, it made a provision of
$0.15
million in prior years for any costs that
may
be incurred
.

There are
no
other material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company's business. In the opinion of the management, the disposition of these lawsuits should not
have a material impact on the consolidated results of operations, financial position and cash flows.

As of
March 31, 2021,
future gross minimum revenues under non-cancellable time charter agreements total
$108.7
million,
$59.4
million of which is due in the
twelve
-month period ending
March 31, 2022,
$34.2
million due in the
twelve
-month period ending
March 31, 2023,
$13.4
million is due in the
twelve
-month period ending
March 31, 2024
and another
$1.7
million until
June 2024.
In arriving at the future gross minimum revenues, the Company has deducted an estimated one
off-hire day per quarter. The Company has also deducted an estimate of
8
and
22
off-hire days for vessels that have scheduled intermediate and special surveys, respectively, for this calculation. Such off-hire estimate may
not
be reflective of the actual off-hire in the future. In addition, the actual revenues could be affected by early delivery of the vessel by the charterers or any exercise of the charterers' options to extend the terms of the charters, which however cannot be estimated and hence not
reflected above.